SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - Nistec [Member] - USD ($) $ in Millions	1 Months Ended
	Apr. 30, 2018	Mar. 31, 2018
Subsequent Event [Line Items]
Proceeds from issuance of debt	$ 2.5	$ 4.0
NIS [Member]
Subsequent Event [Line Items]
Proceeds from issuance of debt		$ 1.1